Filed electronically with the Securities and Exchange Commission on February 22, 2016

1933 Act File No. 002-14400

1940 Act File No. 811-00642

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 159	| X |
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 139

Deutsche International Fund, Inc. (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)
Copy to: David A. Sturms, Esq. Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

  Deutsche Emerging Markets Equity Fund— Class A, Class B, Class C, Institutional Class and Class S
  Deutsche Global Equity Fund — Class A, Class B, Class C, Class R, Institutional Class and Class S
  Deutsche Latin America Equity Fund — Class A, Class B, Class C, Institutional Class and Class S
  Deutsche World Dividend Fund — Class A, Class B, Class C, Class R6, Institutional Class, and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 11th day of February 2016.

DEUTSCHE INTERNATIONAL FUND, INC.

By: /s/Brian E. Binder

Brian E. Binder*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	February 11, 2016

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	February 11, 2016

/s/John W. Ballantine
John W. Ballantine*	Director	February 11, 2016

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	February 11, 2016

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	February 11, 2016

/s/Keith R. Fox
Keith R. Fox*	Director	February 11, 2016

/s/Paul K. Freeman
Paul K. Freeman*	Director	February 11, 2016

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	February 11, 2016

/s/Richard J. Herring
Richard J. Herring*	Director	February 11, 2016

/s/William McClayton
William McClayton*	Vice Chairperson and Director	February 11, 2016

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	February 11, 2016

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	February 11, 2016

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	February 11, 2016

*By:

/s/Caroline Pearson

Caroline Pearson **

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 144, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase